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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended DECEMBER 31, 2007
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  KENSICO CAPITAL MANAGEMENT CORP
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Address: 55 RAILROAD AVENUE 2ND FLOOR
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         GREENWICH, CT 06830
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Form 13F File Number:  28-10067
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
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Title: CHIEF OPERATING OFFICER
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Phone: (203) 862-5800
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Signature, Place, and Date of Signing:

/s/ JOSEPH SIGNORILE               GREENWICH, CT                 2/14/08
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
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Form 13F Information Table Entry Total:          57
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Form 13F Information Table Value Total:       1,729,147
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                                             (thousands)


List of Other Included Managers:                NONE
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[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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
          ITEM 1            ITEM 2  ITEM 3         ITEM 4         ITEM 5             ITEM 6         ITEM 7           ITEM 8
                                                                                            SHARED              VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CUSIP       FAIR MKT VAL    SHARES OF     SOLE  SHARED  OTHER  MANAGERS SOLE        SHARED  NONE
                            CLASS   NUMBER                   PRINCIPAL AMOUNT (A)   (B)     (C)             (A)         ( B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC        COMMON  017361106     34,133,126    536,600       X                      KENP      536,600
ALTRIA GROUP INC            COMMON  02209S103     45,764,219    605,507       X                      KENP      605,507
AMBAC FINANCIAL GROUP INC   COMMON  023139108     25,905,100    904,000   PUT X                      KENP      904,000
AMBAC FINANCIAL GROUP INC   COMMON  023139108      1,623,510     63,000       X                      KENP       63,000
AMERICAN EXPRESS CO         COMMON  025816109     11,964,600    230,000       X                      KENP      230,000
AMERICREDIT CORP            COMMON  03060R101     20,517,718  1,604,200       X                      KENP    1,604,200
ARBITRON INC                COMMON  03875Q108     17,343,004    417,200       X                      KENP      417,200
ARMSTRONG WORLD INDUSTRIES  COMMON  04247X102     63,534,240  1,584,000       X                      KENP    1,584,000
AT&T INC                    COMMON  00206R102     19,391,896    466,600       X                      KENP      466,600
BERKSHIRE HATHAWAY INC-DEL  COMMON  084670108     24,072,000        170       X                      KENP          170
BROOKLINE BANCORP INC       OTC EQ  11373M107      4,706,112    463,200       X                      KENP      463,200
BURLINGTON NORTHERN SANTA   COMMON  12189T104     33,292,000    400,000       X                      KENP      400,000
CARMAX INC                  COMMON  143130102     25,291,850  1,280,600       X                      KENP    1,280,600
CITIZENS COMMUNICATIONS CO  COMMON  17453B101      7,565,439    594,300       X                      KENP      594,300
COLLECTIVE BRANDS INC.      COMMON  19421W100     14,223,281    817,900       X                      KENP      817,900
CROSSTEX ENERGY INC         OTC EQ  22765Y104      3,558,878     95,566       X                      KENP       95,566
CSX CORP                    COMMON  126408103    114,422,766  2,601,700       X                      KENP    2,601,700
DOMTAR CORP                 COMMON  257559104     54,737,420  7,118,000       X                      KENP    7,118,000
EAGLE MATERIALS INC         COMMON  26969P108     13,457,777    379,306       X                      KENP      379,306
ECHOSTAR COMMUNICATIONS CO  OTC EQ  278762109     68,332,571  1,811,574       X                      KENP    1,811,574
ERIE INDEMNITY CO-CL A      OTC EQ  29530P102      6,557,184    126,367       X                      KENP      126,367
FBR CAP MKTS CORP COM       OTC EQ  30247C301     15,081,229  1,574,241       X                      KENP    1,574,241
FISERV INC                  OTC EQ  337738108     81,816,509  1,474,437       X                      KENP    1,474,437
FLOWSERVE CORP              COMMON  34354P105     91,370,760    949,800       X                      KENP      949,800
FRIEDMAN BILLINGS RAMSEY G  COMMON  358434108      1,140,134    363,100       X                      KENP      363,100
GSI COMMCERCE INC           OTC EQ  36238G102      3,312,212    169,857       X                      KENP      169,857
HLTH CORP                   OTC EQ  40422Y101    161,528,813 12,054,389       X                      KENP   12,054,389
INFOSYS TECHNOLOGIES LTD    OTC EQ  456788108     31,144,176    686,600       X                      KENP      686,600
KRAFT FOODS INC             COMMON  50075N104     17,197,609    527,049       X                      KENP      527,049
MAXIM INTERGRATED PRODUCTS  OTC EQ  57772K101     89,767,200  3,390,000       X                      KENP    3,390,000
NATIONAL FUEL GAS CO        COMMON  636180101    116,919,396  2,504,700       X                      KENP    2,504,700
NMT MEDICAL INC             OTC EQ  629294109      3,446,038    613,174       X                      KENP      613,174
PHI INC                     OTC EQ  69336T106      7,973,502    252,326       X                      KENP      252,326
PHI INC NON-VTG             OTC EQ  69336T205     14,540,842    468,757       X                      KENP      468,757
R R DONNELLEY & SONS CO     COMMON  257867101      3,747,582     99,300       X                      KENP       99,300
SEACOR HOLDINGS INC         COMMON  811904101    156,224,240  1,684,540       X                      KENP    1,684,540
SECURITY CAPITAL ASSURANCE  COMMON  G8018D107      6,776,380  1,742,000       X                      KENP    1,742,000
SEMTECH CORP                OTC EQ  816850101     33,734,272  2,173,600       X                      KENP    2,173,600
SLM CORPORATION             COMMON  78442P106     12,084,000    600,000       X                      KENP      600,000
SMART BALANCE INC           OTC EQ  83169Y108     13,805,683  1,263,100       X                      KENP    1,263,100
SOUTHERN COPPER CORP        COMMON  84265V105         78,750     75,000   PUT X                      KENP       75,000
SPRINT NEXTEL CORPORATION   COMMON  852061100      3,109,184    236,800       X                      KENP      236,800
STEC INC                    OTC EQ  784774101      3,707,019    424,144       X                      KENP      424,144
SUN-TIMES MEDIA GROUP INC   COMMON  86688Q100      2,627,200  1,194,182       X                      KENP    1,194,182
TARGET CORP                 COMMON  87612E106     14,875,000    297,500       X                      KENP      297,500
TEKELEC INC                 OTC EQ  879101103     72,117,713  5,769,417       X                      KENP    5,769,417
TEXAS INDUSTRIES INC        COMMON  882491103      4,884,498     69,679       X                      KENP       69,679
TIDEWATER INC               COMMON  886423102      2,808,832     51,200       X                      KENP       51,200
TRANE INC                   COMMON  892893108     66,416,949  1,421,900       X                      KENP    1,421,900
TRONOX INC CL B COM STK     COMMON  897051207      6,490,095    750,300       X                      KENP      750,300
UNION PACIFIC CORP          COMMON  907818108     13,818,200    110,000       X                      KENP      110,000
UTS SP ACQ HLDGS INC UNIT   COMMON  78470A203      6,120,000    600,000       X                      KENP      600,000
VIRGIN MEDIA INC            OTC EQ  92769L101      1,995,627    116,431       X                      KENP      116,431
WEBMD HEALTH CORP           COMMON  94770V102     33,726,684    821,200       X                      KENP      821,200
WEBSENSE INC                OTC EQ  947684106      6,481,164    381,694       X                      KENP      381,694
WTS ALDABRA 2 ACQ CORP PEN  COMMON  01408A111      1,207,374    373,800       X                      KENP      373,800
WYNDHAM WORLDWIDE CORP      COMMON  98310W108     16,677,182    707,860       X                      KENP      707,860


               VALUE TOTAL          ENTRY TOTAL
             1,729,146,739                   57
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